STOCKHOLDERS EQUITY (DEFICIT), TEMPORARY EQUITY AND NONCONTROLLING INTERESTS (Details Narrative) - USD ($)					1 Months Ended										3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 08, 2021	Jul. 02, 2021	Jan. 14, 2020	Jun. 02, 2018	Sep. 30, 2021	Aug. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Jul. 31, 2020	Apr. 30, 2019	Mar. 31, 2019	May 25, 2018	Oct. 30, 2017	Oct. 24, 2017	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 18, 2021	May 13, 2020	Mar. 31, 2020
Accrued dividends																								$ 70,205	$ 278,236
Beneficial conversion feature of preferred stock dividends																								70,205	278,236
Additional paid in capital					$ 63,558,308						$ 3,889,219				$ 63,558,308				$ 3,889,219		$ 63,558,308		$ 23,400,408	18,203,265
Noncontrolling interest											1,591,221								$ 1,591,221
Deemed issuance of shares																			699,152
Shares held by the company																			389,036
Exercise price of warrant	$ 5.50
Common stock warrants shares	360,000
Shares issued on conversion																							12,560
Stated value																							$ 20
Beneficial ownership limitation																							4.99%
Dividend per share																							$ 4.00
warrants exchanged																							389,036
Warrants issued																								$ 34,376
Preferred stock, shares authorized					10,000,000										10,000,000						10,000,000		10,000,000	10,000,000
Preferred stock, par value					$ 0.0001										$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from notes payable																					$ 250,000	$ 398,545	$ 398,545	$ 45,005
Preferred stock, shares issued					0										0						0		0	0
Preferred stock, shares outstanding					0										0						0		0	0
Common stock shares issued					14,394,329										14,394,329						14,394,329		2,203,009	1,447,864
Stock to be issued for acquisitions, Scouted acquisition								205,867
Common stock, par value					$ 0.0001										$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized					100,000,000										100,000,000						100,000,000		100,000,000	100,000,000
Common stock, shares outstanding					14,394,329										14,394,329						14,394,329		2,203,009	1,447,864
Stock issued for services, amount																$ 1,436,777
Gross proceeds															$ 2,304,222			$ 614,644			$ 4,648,667	$ 1,611,743	$ 2,364,529	$ 1,549,785
Description of shares																			775,000 shares of Series E Preferred Stock of RGI convertible into 3,875,000 shares of the Company’s common stock. As a result, the former shareholders of Pre-Merger Recruiter.com controlled approximately 90% of RGI’s outstanding common stock and in excess of 50% of the total voting power.
Additional shares, value																					$ 4,750,000
Securities Purchase Agreement [Member]
Net proceeds from the sale											$ 25,000								$ 434,997
Private placement a total																			31,625
Purchase price											$ 18								$ 18.1818
Offering costs																			$ 35,003
Direct payment of other Company obligations																			$ 105,000
Warrants are exercisable											3,438								79,063
Exercise price											$ 12.00								$ 12.00
Consulting Agreement [Member]
Stock issued for services, amount							$ 152,500													$ 75,000
Stock issued for services, shares							20,000													24,000
Compensation expense																				$ 75,000
Payment of restricted stocks																				$ 15,000
Expenses																							15,000
Mr. Sohn
Stock issued for services, amount																							$ 2,707,019
Stock issued for services, shares																	1,625						180,468
Compensation expense																							$ 318,474	2,388,545
Vesting Period																					2 years
Consultant [Member]
Stock issued for services, amount																								$ 343,750
Stock issued for services, shares																								125,000
Compensation expense																							$ 250,000	$ 93,750
Monthly grant value of vest																								25,400
Scouted
Deemed issuance of shares								15,591
Common Stock [Member]
Common stock shares issued					14,394,329										14,394,329						14,394,329		2,203,009	2,201,604
Agreement, description			Pursuant to the agreement the Company agreed to issue 24,000 shares of restricted common stock, plus a payment of $15,000. The shares are fully vested upon issuance and have been valued at $75,000, based on the quoted market price of our common stock on the grant date. The shares were issued on April 3, 2020. We have recorded compensation expense of $75,000 for the share portion of the agreement and expense of $15,000 for the cash portion during the year ended December 31, 2020
Common stock, description									the Company issued 4,800 shares of its common stock pursuant to a consulting agreement entered into in June 2020. The shares are fully vested upon issuance. The shares have been valued at $34,200 based on the quoted market price of our common stock. This expense was accrued at June 30, 2020
Stock to be issued for acquisitions, Scouted acquisition					321,390			175,421
Common stock, par value					$ 0.0001										$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized					100,000,000										100,000,000						100,000,000		100,000,000	100,000,000
Common stock, shares outstanding																							2,203,009	1,447,864
Issuance of common shares upon conversion of debentures and accrued interest (in Shares)																	71,485
May and June 2020 [Member]
Fair value of allocated shares																								$ 240,000
Gross proceeds																								545,000
Consulting fees																								$ 150,000
August 2019 [Member]
Shares issued on conversion																							4,840
Common stock shares issued	360,000																						24,200
December 2019 [Member]
Shares issued on conversion																							40,014	60,232
Common stock shares issued	360,000																						200,072	301,160
December One 2019 [Member]
Shares issued on conversion																							60,232
Common stock shares issued																							301,160
July 2020 [Member]
Shares issued on conversion																							8,800
Common stock shares issued																							44,000
July 2, 2021 [Member]
Exercise price of warrant					$ 5.50										$ 5.50						$ 5.50
Common stock warrants shares																					2,400,000
Common stock shares issued					2,400,000										2,400,000						2,400,000
April 2021
Shares issued on conversion																					8,000
Common stock shares issued					40,000										40,000						40,000
Contributed Capital [Member]
Contributed capital, description											Pre-Merger Recruiter.com had issued four convertible notes totaling $255,000 on March 31, 2019. Of these notes, two notes totaling $200,000 were held by its shareholders. The notes were due on demand and bore interest at 10% per year. The notes could have been converted into Pre-Merger Recruiter.com preferred stock at any time after Pre-Merger Recruiter.com offered its preferred stock for sale. The conversion price was 75% of the price paid by investors. No preferred stock was authorized or offered for sale by Pre-Merger Recruiter.com. On March 31, 2019, the notes and related accrued interest totaling $322,554, were cancelled in connection with the Merger. This amount has been credited to paid-in capital of the Company as part of the credit of $706,501												Pre-Merger Recruiter.com had issued three notes aggregating $250,000. Of these notes, two notes totaling $150,000 were held by its shareholders. The notes bore interest at 25% per year and were due on January 28, 2018. These notes were not extended and were due on demand. The notes were collateralized by certain marketable securities held by Pre-Merger Recruiter.com
Notes and accrued interest											$ 383,947								$ 383,947
Notes and accrued interest cancelled pursuant to merger											$ 706,501
Accrued Fees										$ 187,500
Contributed Capital																									65,000
Convertible Notes Payable [Member]
Shares issued																							24,000
Proceeds from notes payable																							$ 91,600
Accrued Interest																							$ 4,400
Series A-1 Preferred Stock [Member]
Expected term																							5 years
Fair value of allocated shares																							$ 288,000
Beneficial conversion preferred shares																							$ 300,000
Dividend yield rate																							0.00%
Expected volatility rate																							380.00%
Risk-free interest rate																							2.74%
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized														1,875,000
Preferred stock, par value														$ 20
Series C [Member]
Preferred stock, shares authorized														102,100
Dividends rate														10.00%
Conversion of stock, description													On October 30, 2017 holders of RGI’s outstanding 4% Convertible Notes converted their 4% Convertible Notes and accrued interest into 102,100 shares of Series C Preferred Stock
Series C-1 Convertible Redeemable Preferred Stock [Member]
Preferred stock, shares authorized														18,839
Preferred stock, par value														$ 5
Dividends rate														10.00%
Conversion of stock, description													On October 30, 2017 holders of RGI’s 10% Convertible Notes converted their 10% Convertible Notes and accrued interest into 18,839 shares of Series C-1 Preferred Stock
Series C and Series C-1 Convertible Redeemable Preferred Stock [Member]
Non controlling interest													$ 701,732											$ 23,852	$ 1,146,265
Carrying value of debt													$ 701,732
Redemption series C and series C-1, description													Subject to the prior conversion, the total redemption price if redeemed after two years from issuance is equal to the amount of the principal and accrued interest on the 4% Convertible Notes and 10% Convertible Notes due as of the closing date plus potential additional amounts
Series A Convertible Redeemable Preferred Stock [Member]
Preferred stock, shares authorized														700,000
Gross proceeds													$ 471,373
Payables and professional fees													128,627
Preferred stock conversion price														$ 1
Investors paid													$ 600,000
Purchase of shares													600,000
Series A-1 Convertible Redeemable Preferred Stock [Member]
Exercise price of warrant												$ 2
Expected term				5 years
Preferred stock, shares authorized												600,000
Preferred stock, par value												$ 1
Dividends rate												10.00%
Investors paid				$ 300,000
Beneficial ownership limitation												4.99%
Common stock in exchange price				$ 300,000
Preferred stock [Member]
Preferred stock, shares authorized					10,000,000										10,000,000						10,000,000		10,000,000	10,000,000
Preferred stock, par value					$ 0.0001										$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued					1,154,967										1,154,967						1,154,967		1,324,022	1,329,300
Preferred stock, shares outstanding					1,154,967										1,154,967						1,154,967		1,324,022	1,329,300
Common Shares | Warrants
Accrued Interest		$ 115,593
Exercise price		$ 5.50
Common stock shares issued		1,489,444
Penalty amount					$ 253,767										$ 253,767						$ 253,767
Conversion price		$ 5,588,359
Series D Preferred Stock [Member]
Shares issued on conversion										5,000
Preferred stock, shares authorized					2,000,000										2,000,000						2,000,000		2,000,000	2,000,000
Preferred stock, par value					$ 0.0001										$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Shares issued																							389,036
Preferred stock, shares issued					0										0						0		527,795	454,546
Preferred stock, shares outstanding					0										0						0		527,795	454,546
Common stock shares issued										25,000
Redeemable preferred stock																							$ 2,106,117
Other debt, net of discount																							$ 93,846
Conversion of Preferred Stock Series D [Member] | January and April 2021 [Member]
Shares issued on conversion																					9,078
Common stock shares issued																							25,000
Conversion of Preferred Stock Series D [Member] | March 2021
Shares issued on conversion																					21,375
Common stock shares issued					106,875										106,875						106,875
Conversion of Preferred Stock Series D [Member] | July 2, 2021 [Member]
Shares issued on conversion																					376,275
Common stock shares issued					1,293,430										1,293,430						1,293,430
Conversion of Preferred Stock Series D [Member] | April 2021
Shares issued on conversion																					8,000
Common stock shares issued					40,000										40,000						40,000
Conversion of Preferred Stock Series D [Member] | April 2021 One
Shares issued on conversion																					10,000
Common stock shares issued					50,000										50,000						50,000
Conversion of Preferred Stock Series D [Member] | April 2021 Two
Shares issued on conversion																					20,312
Common stock shares issued					101,560										101,560						101,560
Conversion of Preferred Stock Series D [Member] | May 2021
Shares issued on conversion																					30,000
Common stock shares issued					150,000										150,000						150,000
Conversion of Preferred Stock Series D [Member] | February 2021
Common stock shares issued					220,000										220,000						220,000
Series F Preferred Stock [Member] | April 2020
Shares issued on conversion																							11,114
Common stock shares issued	360,000																						55,571
Preferred Stock Series D [Member] | June 2020 [Member]
Shares issued on conversion																							12,560
Common stock shares issued																							62,800
Preferred Stock Series D [Member] | January 2020 [Member]
Shares issued on conversion																							3,141
Common stock shares issued																							15,704
Preferred Stock Series D [Member] | January 2021 [Member]
Shares issued on conversion																					9,078
Common stock shares issued					45,390										45,390						45,390
Preferred Stock Series D [Member] | July 2020 [Member]
Shares issued on conversion																							8,800
Common stock shares issued	360,000																						44,000
Preferred Stock Series D [Member] | March 2021
Shares issued on conversion																					21,375
Common stock shares issued					106,875										106,875						106,875
Preferred Stock Series D [Member] | July 2, 2021 [Member]
Shares issued on conversion																					376,275
Common stock shares issued					1,293,430										1,293,430						1,293,430
Preferred Stock Series D [Member] | April 2021 One
Shares issued on conversion																					10,000
Common stock shares issued					50,000										50,000						50,000
Preferred Stock Series D [Member] | April 2021 Two
Shares issued on conversion																					20,312
Common stock shares issued					101,560										101,560						101,560
Preferred Stock Series D [Member] | February 2021
Shares issued on conversion																					44,000
Common stock shares issued					220,000										220,000						220,000
Preferred Stock Series D [Member] | May 2021
Shares issued on conversion																					30,000
Common stock shares issued					150,000										150,000						150,000
Common Stock Upon Conversion Of Series E [Member] | March 2021
Common stock shares issued																							200,072
Conversion of Preferred Stock Series F [Member] | March 2021
Shares issued on conversion																					1,296
Common stock shares issued					6,479										6,479						6,479
Conversion of Preferred Stock Series F [Member] | January and February 2020 [Member]
Shares issued on conversion																							64,272
Common stock shares issued					45,390										45,390						45,390		321,366
Conversion of Preferred Stock Series F [Member] | February 2021
Shares issued on conversion																					16,239
Common stock shares issued					81,195										81,195						81,195
Conversion of Preferred Stock Series F [Member] | July 2, 2021 Two [Member]
Shares issued on conversion																					46,847
Common stock shares issued					234,237										234,237						234,237
Conversion of Preferred Stock Series F [Member] | March 2020
Common stock shares issued																							200,000
Common Stock Upon Conversion Of Series D | February 2020
Shares issued on conversion																							12,900
Common stock shares issued																							64,500
Common Stock Upon Conversion Of Series D | February 2021
Shares issued on conversion																					44,000
Common Stock Upon Conversion Of Series D | January 2021 [Member]
Shares cancelled during period																					8,755
Shares warrants cancelled during period																					53,336
Common Stock Upon Conversion Of Series F [Member] | March 2021
Shares issued on conversion																					6,479
Common Stock Upon Conversion Of Series F [Member] | February 2021
Shares issued on conversion																					81,195
Preferred Stock Series F | February 2021
Shares issued on conversion																					16,239
Preferred Stock Series F [Member] | March 2021
Shares issued on conversion																					1,296
Conversion of Preferred Stock Series E [Member] | July 2, 2021 One [Member]
Shares issued on conversion																					645,845
Common stock shares issued					3,229,225										3,229,225						3,229,225
Common Stock to be Issuable for Acquisitions [Member] | OneWire Acquisition [Member]
Stock to be issued for acquisitions, Scouted acquisition																					155,327
Reverse stock split [Member]
Common stock, shares authorized					100,000,000										100,000,000						100,000,000					250,000,000	250,000,000
Restricted Stock Units (RSUs)
Agreement, description			the Company agreed to issue 12,000 shares of restricted common stock, earned monthly over the three-month term of the agreement. The shares are fully vested upon issuance and have been valued at $45,500, based on the quoted market price of our common stock on the vesting dates. The shares were issued on April 3, 2020. We have recorded compensation expense of $45,500 during year ended December 31, 2020
Stock issued for services, amount						$ 101,250																	$ 151,981
Stock issued for services, shares					12,500	25,000															221,600		17,370
Restricted stock unit outstanding shares					234,100										234,100						234,100		221,600
Restricted stock unit value																					$ 1,662,000
Compensation expense															$ 148,836						$ 297,672		$ 12,665	$ 139,316
Preferred Stock Series D
Shares issued																376,275	444,587	527,795		536,595		527,795	527,795	454,546				547,780
Preferred Stock Series D | Consultant [Member]
Deemed issuance of shares																								13,750
Preferred Stock Series D | April 2019 [Member]
Shares issued on conversion																								5,000
Common stock shares issued																								25,000
Series E Convertible Preferred Stock [Member] | March 25, 2019 [Member]
Stated value																							$ 20
Beneficial ownership limitation																							4.99%
Dividend per share																							$ 4.00
Preferred stock, shares authorized																							775,000
Buyback of shares																							3,875,000
Description of shares																							three days to each holder $210 per each $1,000 of the stated value of each such holder’s shares of Series D Preferred Stock.
Series E Preferred Stock [Member] | January 2020
Shares issued on conversion																							3,141
Common stock shares issued					3,229,225										3,229,225						3,229,225		15,704
Preferred stock penalties [Member]
Preferred stock, shares issued																												106,134
Common stock, shares authorized																								250,000,000
Penalties																								$ 6,000,000
Aggregate shares																								106,134
Additional shares, value																								$ 1,929,516
Accrued amount																								308,893
Accrued penalty																								$ 2,238,314
Accrued expenses																			$ 1,929,516				$ 308,798
Series F Convertible Preferred Stock [Member] | March 25, 2019 [Member]
Stated value																								$ 20
Beneficial ownership limitation																								4.99%
Dividend per share																								$ 4.00
Preferred stock, shares authorized																								200,000
Buyback of shares																								1,000,000